UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04875

Name of Fund:	Royce Value Trust, Inc.
Fund Address:	1414 Avenue of the Americas
New York, NY 10019

Name and address of agent for service:
John E. Denneen, Esq.
Royce & Associates, LLC
1414 Avenue of the Americas
New York, NY 10019

Registrant’s telephone number, including area code: (212) 486-1445

Date of fiscal year end: 12/31/2008

Date of reporting period: 9/30/2008

Item 1 - Schedule of Investments

SCHEDULE OF INVESTMENTS
ROYCE VALUE TRUST
SEPTEMBER 30, 2008 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 117.5%

Consumer Products – 6.8%
Apparel, Shoes and Accessories - 2.4%
Columbia Sportswear	34,600	$1,451,816
Delta Apparel [a,b,c]	605,560	5,056,426
K-Swiss Cl. A	160,000	2,784,000
Lazare Kaplan International [c]	103,600	797,720
Timberland Company (The) Cl. A [c]	17,500	303,975
Tod’s	30,000	1,499,276
Weyco Group	307,992	10,308,492

		22,201,705

Collectibles - 0.6%
Leapfrog Enterprises Cl. A [b,c]	175,000	1,848,000
Russ Berrie & Company [b,c]	417,000	3,198,390

		5,046,390

Consumer Electronics - 0.8%
Dolby Laboratories Cl. A [c]	153,900	5,415,741
DTS [b,c]	64,100	1,783,903

		7,199,644

Food/Beverage/Tobacco - 0.5%
B&G Foods (Units)	120,100	1,609,340
B&G Foods Cl. A	51,300	366,795
Hershey Creamery	709	1,134,400
Seneca Foods Cl. A [c]	80,000	1,519,200
Seneca Foods Cl. B [b,c]	13,251	264,490

		4,894,225

Health, Beauty and Nutrition - 0.0%
Nutraceutical International [c]	22,800	251,940

Home Furnishing and Appliances - 1.4%
Aaron Rents	4,500	121,815
American Woodmark	123,335	2,768,871
Ekornes	100,000	1,348,254
Ethan Allen Interiors	65,800	1,843,716
Kimball International Cl. B	286,180	3,090,744
La-Z-Boy	68,200	635,624
Mohawk Industries [b,c]	42,200	2,843,858
Universal Electronics [b,c]	10,000	249,800

		12,902,682

Sports and Recreation - 1.1%
Beneteau	85,000	1,243,262
Coachmen Industries [b,c]	47,700	78,705
RC2 Corporation [c]	132,600	2,652,000
Sturm, Ruger & Company [c]	272,900	1,893,926
Thor Industries	110,900	2,752,538
Winnebago Industries	97,500	1,259,700

		9,880,131

Total		62,376,717

Consumer Services – 3.9%
Direct Marketing - 0.3%
Manutan International	13,000	781,304
Takkt	130,000	1,788,069

		2,569,373

Leisure and Entertainment - 0.0%
Shuffle Master [b,c]	15,000	76,350

Media and Broadcasting - 0.1%
Cox Radio Cl. A [b,c]	23,000	242,880
Discovery Communications Cl. B [b,c]	18,300	366,183
Discovery Communications Cl. C [b,c]	18,300	259,128

		868,191

Online Commerce - 0.0%
CryptoLogic	200	1,096

Restaurants and Lodgings - 0.8%
Benihana [b,c]	3,300	15,147
CEC Entertainment [b,c]	116,000	3,851,200
Steak n Shake [c]	198,000	1,718,640
Tim Hortons	65,000	1,925,950

		7,510,937

Retail Stores - 2.7%
AnnTaylor Stores [c]	50,000	1,032,000
Bulgari	250,000	2,224,854
CarMax [b,c]	160,000	2,240,000
Charming Shoppes [b,c]	22,800	111,492
Children’s Place Retail Stores [c]	13,670	455,895
Dress Barn (The) [c]	287,280	4,392,511
Fielmann	15,000	1,047,705
Gander Mountain [c]	53,300	174,291
Lewis Group	450,000	2,204,544
Pier 1 Imports [c]	626,200	2,586,206
Stein Mart [b,c]	182,800	714,748
Tiffany & Co.	158,700	5,637,024
Urban Outfitters [b,c]	27,000	860,490
West Marine [c]	131,100	781,356
Wet Seal (The) Cl. A [b,c]	162,000	588,060

		25,051,176

Total		36,077,123

Diversified Investment Companies – 0.5%
Closed-End Funds - 0.5%
Central Fund of Canada Cl. A	211,500	2,288,430
KKR Private Equity Investors LLP [c]	105,000	1,005,823
Kohlberg Capital	209,884	1,802,904

Total		5,097,157

Financial Intermediaries – 15.4%
Banking - 5.5%
Abigail Adams National Bancorp	160,500	1,083,375
Ameriana Bancorp	40,000	344,800
Banca Finnat Euramerica	570,000	547,566
Bank of N.T. Butterfield & Son	450,175	5,627,188
Bank Sarasin & Cie Cl. B	19,860	759,359
Banque Privee Edmond de Rothschild	19	585,101
BB Holdings [c]	289,400	1,104,902
BOK Financial	139,227	6,739,979
Boston Private Financial Holdings	203,000	1,774,220
Cadence Financial	40,300	373,581
Center Bancorp	66,811	677,464
Centrue Financial	82,200	1,147,512
CFS Bancorp	265,000	2,451,250
CNB Financial	11,116	121,831
Commercial National Financial	54,900	790,560
Farmers & Merchants Bank of Long Beach	1,200	5,340,000
Fauquier Bankshares	160,800	2,379,840
Hawthorn Bancshares	44,400	1,082,028
Heritage Financial	20,615	257,069
HopFed Bancorp	112,500	1,264,500
Jefferson Bancshares	32,226	301,313
Kearny Financial	60,862	744,951
Mechanics Bank (The)	200	2,910,000
Nexity Financial [c]	109,999	177,098
Old Point Financial	25,000	500,000
Peapack-Gladstone Financial	10,000	335,000
Peoples Community Bancorp [b,c]	179,310	268,965
Timberland Bancorp [a]	469,200	3,753,600
Tompkins Financial	9,645	487,072
Vontobel Holding	17,400	552,274
W Holding Company	935,400	505,116
Whitney Holding	41,500	1,006,375
Wilber Corporation (The)	103,900	820,810
Wilmington Trust	143,500	4,137,105
Yadkin Valley Financial	3,800	64,448

		51,016,252

Insurance - 5.9%
Alleghany Corporation [c]	16,644	6,075,060
Argo Group International Holdings [b,c]	64,751	2,386,074
Aspen Insurance Holdings	64,000	1,760,000
Berkley (W.R.)	3,000	70,650
CNA Surety [b,c]	130,600	2,181,020
Enstar Group [b,c]	5,000	486,800
Erie Indemnity Cl. A	114,500	4,839,915
First American	20,000	590,000
Greenlight Capital Re Cl. A [b,c]	131,100	3,013,989
Hilltop Holdings [b,c]	340,000	3,508,800
Independence Holding	317,658	3,668,950
IPC Holdings	27,000	815,670
LandAmerica Financial Group	10,000	242,500
Leucadia National	34,940	1,587,674
Markel Corporation [c]	14,000	4,921,000
Montpelier Re Holdings	66,000	1,089,660
NYMAGIC	232,200	5,863,050
Old Republic International	20,000	255,000
ProAssurance Corporation [c]	8,070	451,920
RLI	99,724	6,191,863
Stewart Information Services	100,000	2,975,000
Wesco Financial	3,750	1,338,750

		54,313,345

Real Estate Investment Trusts - 0.0%
Gladstone Commercial	34,700	525,358

Securities Brokers - 3.5%
Broadpoint Securities Group [b,c]	200,100	580,290
Close Brothers Group	33,000	331,711
Cowen Group [c]	32,000	273,600
DundeeWealth	33,300	325,725
E*TRADE Financial [b,c]	75,000	210,000
Egyptian Financial Group-Hermes Holding GDR	47,900	550,850
Evercore Partners Cl. A	308,500	5,546,830
HQ	39,000	457,164
Interactive Brokers Group Cl. A [c]	26,850	595,264
Investcorp Bank GDR	22,000	445,500
Investment Technology Group [c]	30,400	925,072
Jefferies Group [b]	30,000	672,000
KBW [b,c]	70,058	2,307,711
LaBranche & Co [b,c]	137,000	616,500
Lazard Cl. A	203,900	8,718,764
MF Global [b,c]	145,500	631,470
Oppenheimer Holdings Cl. A	30,000	745,500
optionsXpress Holdings	53,000	1,029,260
Penson Worldwide [b,c]	50,000	693,500
Phatra Securities	575,000	392,362
Piper Jaffray [b,c]	105,700	4,571,525
Shinko Securities	482,300	1,360,469

		31,981,067

Securities Exchanges - 0.1%
MarketAxess Holdings [c]	67,000	540,690

Other Financial Intermediaries - 0.4%
KKR Financial Holdings	481,404	3,061,729
Nasdaq OMX Group [b,c]	30,000	917,100

		3,978,829

Total		142,355,541

Financial Services – 12.9%
Diversified Financial Services - 0.9%
AmeriCredit Corporation [b,c]	18,870	191,153
Centerline Holding Company	59,600	118,604
Discover Financial Services	10,000	138,200
Encore Capital Group [b,c]	88,000	1,205,600
Municipal Mortgage & Equity [b]	40,300	26,195
Ocwen Financial [b,c]	173,600	1,397,480
World Acceptance [b,c]	133,700	4,813,200

		7,890,432

Information and Processing - 1.7%
Broadridge Financial Solutions	30,000	461,700
Global Payments	58,500	2,624,310
Interactive Data	134,300	3,387,046
MoneyGram International [c]	428,500	608,470
MSCI Cl. A [b,c]	30,000	720,000
Paychex	30,000	990,900
PRG-Schultz International [b,c]	14,420	129,203
SEI Investments	286,800	6,366,960

		15,288,589

Insurance Brokers - 1.4%
Brown & Brown	208,700	4,512,094
Crawford & Company Cl. A [c]	289,200	2,909,352
Crawford & Company Cl. B [b,c]	162,300	2,466,960
Gallagher (Arthur J.) & Co.	111,200	2,853,392

		12,741,798

Investment Management - 7.7%
A.F.P. Provida ADR	19,100	469,669
Affiliated Managers Group [b,c]	56,300	4,664,455
AllianceBernstein Holding L.P.	333,100	12,328,031
Anima	391,050	802,033
AP Alternative Assets L.P.	315,600	3,007,173
Ashmore Group	90,000	315,805
Australian Wealth Management	435,000	431,315
Azimut Holding	61,700	428,757
BKF Capital Group	227,050	249,755
Calamos Asset Management Cl. A	45,000	806,400
Candover Investments	10,500	368,277
CapMan Cl. B	632,000	1,653,349
Coronation Fund Managers	526,000	370,302
Deutsche Beteiligungs	103,605	1,915,343
Eaton Vance	172,800	6,087,744
Endeavour Financial	150,000	871,036
Equity Trustees	27,477	432,252
F&C Asset Management	210,000	286,516
Federated Investors Cl. B	145,700	4,203,445
Fiducian Portfolio Services	227,000	376,712
GAMCO Investors Cl. A	133,600	7,922,480
GIMV	27,000	1,267,661
GP Investments BDR [c]	15,000	89,075
JAFCO	37,300	1,406,575
MVC Capital	484,200	7,384,050
New Star Asset Management Group	126,500	150,948
Onex Corporation	50,000	1,290,580
Perpetual	12,700	488,881
Pzena Investment Management Cl. A	238,700	2,262,876
Rathbone Brothers	30,400	518,022
RHJ International [c]	177,500	1,607,337
Schroders	157,890	2,909,552
SHUAA Capital	440,000	499,517
SPARX Group	7,220	1,665,894
Tasmanian Perpetual Trustees	140,000	442,540
Trust Company	89,500	513,918
Value Partners Group	540,000	324,765

		70,813,040

Special Purpose Acquisition Corporation - 0.4%
Alternative Asset Management Acquisition (Units) [c]	250,000	2,250,000
Cockleshell [c]	337,644	321,150
Prospect Acquisition (Units) [c]	150,000	1,350,000

		3,921,150

Specialty Finance - 0.8%
Credit Acceptance [b,c]	214,601	3,648,217
MCG Capital [b]	157,715	413,214
NGP Capital Resources	50,000	728,500
Portfolio Recovery Associates [c]	62,100	3,019,923

		7,809,854

Total		118,464,863

Health – 7.4%
Commercial Services - 1.2%
PAREXEL International [b,c]	384,400	11,016,904

Drugs and Biotech - 1.7%
Affymetrix [b,c]	10,000	77,400
American Oriental Bioengineering [b,c]	17,600	114,224
Biovail Corporation	41,200	402,524
BMP Sunstone [b,c]	5,000	34,700
Endo Pharmaceuticals Holdings [b,c]	191,800	3,836,000
Human Genome Sciences [b,c]	90,000	571,500
K-V Pharmaceutical Cl. A [b,c]	51,500	1,169,565
Medicines Company (The) [b,c]	20,000	464,400
Mylan [b,c]	52,200	596,124
Myriad Genetics [b,c]	50,000	3,244,000
Ore Pharmaceuticals [b,c]	117,980	92,025
Perrigo Company	82,950	3,190,257
Pharmacyclics [b,c]	383,000	773,660
QLT [c]	114,070	371,868
Sinovac Biotech [b,c]	53,200	133,000
Sunesis Pharmaceuticals [b,c]	582,000	552,900
Tongjitang Chinese Medicines ADR [b,c]	31,700	78,299

		15,702,446

Health Services - 1.4%
Advisory Board (The) [b,c]	70,000	2,111,200
Albany Molecular Research [c]	85,000	1,537,650
Chem Rx (Units) [c]	280,000	588,000
Cross Country Healthcare [c]	30,000	488,700
Gentiva Health Services [c]	30,150	812,241
HMS Holdings [b,c]	50,000	1,198,000
Lincare Holdings [b,c]	52,562	1,581,591
MedQuist	73,893	353,947
On Assignment [b,c]	375,400	2,958,152
PharmaNet Development Group [b,c]	10,000	72,200
Res-Care [b,c]	65,460	1,187,444
WellCare Health Plans [b,c]	5,000	180,000

		13,069,125

Medical Products and Devices - 3.1%
Allied Healthcare Products [c]	180,512	1,030,723
ArthroCare Corporation [b,c]	10,000	277,200
Atrion Corporation	15,750	1,622,722
Bruker Corporation [c]	370,200	4,934,766
Coloplast Cl. B	17,000	1,258,541
CONMED Corporation [b,c]	81,500	2,608,000
Golden Meditech [c]	200,000	46,712
IDEXX Laboratories [b,c]	164,600	9,020,080
STERIS Corporation	98,600	3,705,388
Straumann Holding	1,500	411,773
Urologix [b,c]	445,500	543,510
Young Innovations	62,550	1,262,259
Zoll Medical [b,c]	40,400	1,321,888

		28,043,562

Total		67,832,037

Industrial Products – 20.5%
Automotive - 2.2%
China Automotive Systems [b,c]	18,900	79,191
Copart [c]	153,100	5,817,800
ElringKlinger	45,000	855,278
Fuel Systems Solutions [b,c]	22,500	775,125
International Textile Group [c]	85,000	25,500
LKQ Corporation [b,c]	375,000	6,363,750
SORL Auto Parts [b,c]	63,400	224,436
Superior Industries International	98,400	1,885,344
WABCO Holdings	98,800	3,511,352
Wonder Auto Technology [b,c]	38,300	245,503

		19,783,279

Building Systems and Components - 1.5%
Decker Manufacturing	6,022	210,770
Heywood Williams Group [c]	958,837	102,524
NCI Building Systems [b,c]	13,900	441,325
Preformed Line Products	91,600	5,343,944
Simpson Manufacturing	293,400	7,948,206

		14,046,769

Construction Materials - 1.9%
Ash Grove Cement Cl. B	50,518	11,871,730
Owens Corning [b,c]	25,000	597,750
Pretoria Portland Cement	350,000	1,338,088
United Rentals [b,c]	144,943	2,208,931
USG Corporation [b,c]	50,000	1,280,000

		17,296,499

Industrial Components - 1.9%
CLARCOR	113,500	4,307,325
Donaldson Company	92,800	3,889,248
GrafTech International [b,c]	64,790	978,977
II-VI [c]	13,500	521,910
Mueller Water Products Cl. A	72,500	651,050
PerkinElmer	135,800	3,390,926
Powell Industries [c]	92,400	3,770,844

		17,510,280

Machinery - 5.3%
Astec Industries [b,c]	20,000	616,600
Baldor Electric	62,900	1,812,149
Bell Equipment	300,000	919,223
Burnham Holdings Cl. A	117,964	1,238,622
Burnham Holdings Cl. B	36,000	378,000
Franklin Electric	104,600	4,659,930
Hardinge	26,193	332,651
Intermec [c]	23,000	451,720
Lincoln Electric Holdings	177,980	11,445,894
Manitou BF	65,000	1,606,853
Nordson Corporation	162,200	7,965,642
OSG Corporation	20,000	169,385
Rofin-Sinar Technologies [c]	236,000	7,223,960
Takatori Corporation	40,000	162,597
Williams Controls [c]	37,499	482,987
Woodward Governor	274,600	9,685,142

		49,151,355

Metal Fabrication and Distribution - 1.3%
Central Steel & Wire	6,062	3,879,680
Commercial Metals	36,600	618,174
CompX International Cl. A	292,300	1,610,573
Fushi Copperweld [b,c]	16,500	159,885
Gerdau Ameristeel	61,100	601,224
NN	197,100	2,532,735
RBC Bearings [b,c]	45,000	1,516,050
Reliance Steel & Aluminum	25,920	984,182

		11,902,503

Miscellaneous Manufacturing - 3.0%
Barnes Group	20,000	404,400
Brady Corporation Cl. A	168,400	5,941,152
Matthews International Cl. A	50,000	2,537,000
Mettler-Toledo International [b,c]	28,700	2,812,600
PMFG [b,c]	383,200	5,552,568
Rational	13,500	2,130,467
Raven Industries	86,200	3,391,970
Semperit AG Holding	55,000	1,628,387
Somfy	3,000	572,404
Synalloy Corporation	198,800	2,693,740

		27,664,688

Paper and Packaging - 0.3%
Mayr-Melnhof Karton	39,000	2,961,262

Pumps, Valves and Bearings - 1.2%
Graco	143,625	5,114,486
IDEX Corporation	54,000	1,675,080
Kaydon Corporation	46,900	2,113,314
Pfeiffer Vacuum Technology	30,595	2,449,977

		11,352,857

Specialty Chemicals and Materials - 1.6%
Aceto Corporation	119,710	1,148,019
American Vanguard	26,666	402,123
Cabot Corporation	201,000	6,387,780
Hawkins	206,878	3,624,503
Migao Corporation [c]	18,800	95,038
New Oriental Energy & Chemical [b,c]	1,000	2,460
Schulman (A.)	150,100	2,968,978

		14,628,901

Textiles - 0.1%
Unifi [c]	127,422	616,722

Other Industrial Products - 0.2%
Harbin Electric [b,c]	12,700	150,495
Vacon	40,000	1,521,057

		1,671,552

Total		188,586,667

Industrial Services – 16.7%
Advertising and Publishing - 0.7%
Focus Media Holding ADR [b,c]	79,700	2,272,247
Lamar Advertising Cl. A [c]	51,000	1,575,390
MDC Partners Cl. A [c]	60,000	403,200
Sun-Times Media Group Cl. A [b,c]	180,000	30,600
ValueClick [c]	145,000	1,483,350
Voyager Learning [b,c]	150,000	540,000

		6,304,787

Commercial Services - 9.5%
Animal Health International [b,c]	30,000	247,200
Canadian Solar [b,c]	50,000	976,500
ChinaCast Education [b,c]	48,200	120,500
Convergys Corporation [b,c]	121,000	1,788,380
Corinthian Colleges [c]	106,500	1,597,500
CRA International [b,c]	79,287	2,178,807
Diamond Management & Technology Consultants	80,400	377,076
Forrester Research [c]	40,300	1,181,596
Gartner [c]	213,000	4,830,840
Global Sources [b,c]	4,400	44,308
Hackett Group [b,c]	655,000	3,563,200
Hewitt Associates Cl. A [c]	205,720	7,496,437
Iron Mountain [b,c]	200,862	4,903,041
ITT Educational Services [c]	80,000	6,472,800
Landauer	117,900	8,577,225
Learning Tree International [b,c]	53,400	664,830
Manpower	12,600	543,816
ManTech International Cl. A [b,c]	119,400	7,079,226
MAXIMUS	127,900	4,711,836
Michael Page International	260,000	1,082,695
Monster Worldwide [b,c]	24,800	369,768
MPS Group [c]	564,600	5,691,168
New Horizons Worldwide [c]	228,600	262,890
Ritchie Bros. Auctioneers	550,200	12,852,672
Robert Half International	65,500	1,621,125
Sotheby’s	371,600	7,454,296
Spherion Corporation [b,c]	53,000	258,110
TRC Companies [c]	3,600	11,196
Wright Express [b,c]	30,000	895,500

		87,854,538

Engineering and Construction - 1.1%
Boskalis Westminster	7,000	331,308
Desarrolladora Homex ADR [b,c]	14,100	623,502
Fleetwood Enterprises [c]	234,300	238,986
HLS Systems International [b,c]	104,520	444,210
Integrated Electrical Services [b,c]	355,400	6,240,824
KBR	140,000	2,137,800

		10,016,630

Food, Tobacco and Agriculture - 0.4%
Agria Corporation ADR [b,c]	25,000	85,000
Alico	27,000	1,280,610
Astral Foods	80,000	937,801
MGP Ingredients	127,400	361,816
Origin Agritech [b,c]	107,600	575,660
Zhongpin [b,c]	9,400	99,922

		3,340,809

Industrial Distribution - 0.8%
Chindex International [b,c]	3,100	33,666
Lawson Products	161,431	4,463,567
MSC Industrial Direct Cl. A	74,300	3,423,001

		7,920,234

Printing - 0.1%
Bowne & Co.	68,100	786,555

Transportation and Logistics - 4.1%
Alexander & Baldwin	60,000	2,641,800
C. H. Robinson Worldwide	80,000	4,076,800
Forward Air	269,750	7,345,293
Frozen Food Express Industries	286,635	1,550,695
Hub Group Cl. A [b,c]	174,400	6,566,160
Landstar System	96,200	4,238,572
Patriot Transportation Holding [b,c]	71,784	5,670,936
Universal Truckload Services [c]	115,100	2,803,836
UTI Worldwide	175,000	2,978,500

		37,872,592

Total		154,096,145

Natural Resources – 8.6%
Energy Services - 4.3%
Cal Dive International [b,c]	50,000	530,000
CARBO Ceramics	135,200	6,977,672
Core Laboratories	10,000	1,013,200
Ensign Energy Services	126,300	1,979,501
Exterran Holdings [b,c]	103,600	3,311,056
Global Industries [b,c]	54,500	378,230
Helix Energy Solutions Group [b,c]	34,226	831,007
Helmerich & Payne	53,700	2,319,303
ION Geophysical [b,c]	464,500	6,591,255
RPC	25,000	351,500
SEACOR Holdings [b,c]	127,300	10,050,335
TETRA Technologies [b,c]	68,000	941,800
Willbros Group [c]	103,800	2,750,700
World Fuel Services	60,000	1,381,800
Yingli Green Energy Holding ADR [b,c]	5,000	55,100

		39,462,459

Oil and Gas - 1.2%
Bill Barrett [c]	50,000	1,605,500
Carrizo Oil & Gas [b,c]	41,700	1,512,459
Cimarex Energy	115,490	5,648,616
Edge Petroleum [b,c]	326,900	585,151
Penn Virginia	22,880	1,222,707
PetroCorp [c,d]	61,400	0
Storm Cat Energy [b,c]	330,800	99,240
W&T Offshore	25,000	682,250

		11,355,923

Precious Metals and Mining - 1.9%
Centerra Gold [c]	30,000	109,937
Etruscan Resources [c]	745,900	490,609
Gammon Gold [c]	198,300	1,467,420
Golden Star Resources [b,c]	350,000	532,000
Harry Winston Diamond	10,000	133,000
Hecla Mining [c]	528,600	2,473,848
IAMGOLD Corporation	335,620	1,886,184
Kimber Resources [b,c]	560,000	537,600
Kinross Gold	40,286	649,410
Metorex [c]	1,000,000	1,585,906
New Gold [b,c]	445,000	2,202,750
Northam Platinum	330,000	1,808,696
Northgate Minerals [c]	140,000	184,800
NovaGold Resources [b,c]	70,000	455,700
Pan American Silver [c]	41,000	911,430
Royal Gold	34,400	1,237,024
Yamana Gold	113,525	945,663

		17,611,977

Real Estate - 1.2%
Consolidated-Tomoka Land	13,564	585,829
PICO Holdings [b,c]	75,200	2,700,432
SARE Holding Cl. B [c]	730,000	293,028
St. Joe Company (The) [b,c]	131,100	5,124,699
Tejon Ranch [b,c]	65,000	2,414,750

		11,118,738

Total		79,549,097

Technology – 20.3%
Aerospace and Defense - 1.4%
AerCap Holdings [b,c]	45,000	477,450
Astronics Corporation [c]	52,400	1,181,620
Computer Task Group [c]	101,100	657,150
Ducommun	117,200	2,798,736
HEICO Corporation	133,700	4,388,034
HEICO Corporation Cl. A	38,600	1,083,116
Hexcel Corporation [b,c]	47,500	650,275
Integral Systems [c]	79,752	1,656,449

		12,892,830

Components and Systems - 5.4%
Analogic Corporation	40,135	1,997,118
Belden	57,800	1,837,462
Benchmark Electronics [b,c]	208,200	2,931,456
Checkpoint Systems [c]	56,060	1,055,049
China Security & Surveillance Technology [b,c]	6,000	83,280
Diebold	73,600	2,436,896
Dionex Corporation [c]	81,000	5,147,550
Electronics for Imaging [b,c]	25,000	348,250
Energy Conversion Devices [b,c]	84,500	4,922,125
Hutchinson Technology [b,c]	97,500	1,129,050
KEMET Corporation [c]	95,600	130,016
Lexmark International Cl. A [b,c]	4,000	130,280
Methode Electronics	50,000	447,000
Nam Tai Electronics	23,400	191,178
Newport Corporation [b,c]	592,200	6,383,916
Perceptron [c]	357,700	1,953,042
Plexus Corporation [c]	300,700	6,224,490
Richardson Electronics	520,712	3,228,415
Technitrol	261,200	3,863,148
Vaisala Cl. A	73,900	2,486,480
Vishay Intertechnology [c]	186,000	1,231,320
Zebra Technologies Cl. A [c]	76,525	2,131,221

		50,288,742

Distribution - 0.9%
Agilysys	165,125	1,666,111
Anixter International [c]	61,795	3,677,421
China 3C Group [c]	71,600	97,376
Tech Data [b,c]	86,500	2,582,025

		8,022,933

Internet Software and Services - 1.0%
CyberSource Corporation [b,c]	10,000	161,100
DealerTrack Holdings [b,c]	45,300	762,852
EarthLink [b,c]	55,200	469,200
j2 Global Communications [b,c]	43,420	1,013,857
Jupitermedia Corporation [b,c]	525,000	609,000
KongZhong Corporation ADR [b,c]	8,300	30,793
Lionbridge Technologies [c]	37,500	91,500
ModusLink Global Solutions [b,c]	173,500	1,667,335
Perficient [b,c]	10,000	66,400
RealNetworks [b,c]	245,400	1,246,632
SkyTerra Communications [c]	62,200	233,250
SupportSoft [c]	220,000	660,000
VeriSign [b,c]	73,100	1,906,448

		8,918,367

IT Services - 2.1%
Alten [c]	40,000	1,159,217
BearingPoint [b,c]	529,100	275,132
Black Box	67,300	2,323,869
DST Systems [b,c]	5,000	279,950
Metavante Technologies [b,c]	20,000	385,200
Sapient Corporation [c]	806,602	5,993,053
SRA International Cl. A [c]	213,300	4,826,979
Syntel	152,679	3,740,635
Total System Services	25,000	410,000
Yucheng Technologies [b,c]	15,400	156,310

		19,550,345

Semiconductors and Equipment - 3.6%
Actions Semiconductor ADR [c]	54,700	134,562
BE Semiconductor Industries [b,c]	58,000	223,300
Brooks Automation [c]	5,152	43,071
CEVA [c]	31,666	262,828
Cognex Corporation	236,200	4,761,792
Coherent [b,c]	243,500	8,656,425
Diodes [c]	297,450	5,487,952
DSP Group [b,c]	164,500	1,258,425
Exar Corporation [c]	232,576	1,781,532
Fairchild Semiconductor International [c]	51,200	455,168
Himax Technologies ADR	100,000	289,000
Image Sensing Systems [b,c]	8,310	91,826
International Rectifier [b,c]	120,000	2,282,400
Intevac [b,c]	57,450	611,268
Jinpan International	6,800	160,276
Kulicke & Soffa Industries [c]	105,800	477,158
Novellus Systems [b,c]	12,000	235,680
Power Integrations [b,c]	49,000	1,180,900
Sanmina-SCI Corporation [b,c]	200,000	280,000
Semitool [c]	50,000	409,000
Tower Semiconductor (Warrants) [c,d]	1,610,000	16,100
TTM Technologies [b,c]	221,400	2,196,288
Varian [c]	2,000	85,800
Veeco Instruments [b,c]	65,000	962,650
Vimicro International ADR [b,c]	270,000	650,700
Virage Logic [b,c]	120,000	708,000

		33,702,101

Software - 3.7%
ACI Worldwide [c]	233,150	4,084,788
Advent Software [b,c]	170,700	6,013,761
ANSYS [b,c]	100,000	3,787,000
Aspen Technology [b,c]	42,100	547,300
Avid Technology [b,c]	106,000	2,550,360
Borland Software [b,c]	280,000	428,400
China Fire & Security Group [c]	16,300	171,313
Epicor Software [b,c]	79,900	630,411
JDA Software Group [b,c]	99,900	1,519,479
MSC.Software [b,c]	50,000	535,000
National Instruments	82,900	2,491,145
Net 1 UEPS Technologies [b,c]	50,000	1,116,500
Pegasystems	44,200	570,622
PLATO Learning [c]	149,642	424,983
Radiant Systems [b,c]	32,500	282,425
Renaissance Learning	15,000	194,850
SPSS [c]	179,600	5,273,056
Sybase [b,c]	57,600	1,763,712
Teradata Corporation [b,c]	35,000	682,500
THQ [b,c]	20,000	240,800
Verint Systems [b,c]	40,000	650,000

		33,958,405

Telecommunications - 2.2%
Adaptec [b,c]	2,584,100	8,475,848
ADTRAN	65,000	1,266,850
Catapult Communications [c]	87,100	418,951
China GrenTech ADR [b,c]	15,900	28,461
China Mobile Media Technology [c]	160,200	5,607
Cogent Communications Group [b,c]	204,200	1,576,424
Cogo Group [b,c]	17,700	93,279
Foundry Networks [c]	98,600	1,795,506
Globalstar [b,c]	50,000	85,000
Globecomm Systems [c]	233,700	2,042,538
IDT Corporation [c]	108,400	56,368
IDT Corporation Cl. B [c]	245,000	181,275
Level 3 Communications [b,c]	401,341	1,083,621
NMS Communications [b,c]	380,000	186,200
Sonus Networks [b,c]	200,000	576,000
Sycamore Networks [b,c]	221,000	713,830
Tandberg	70,000	943,725
Tollgrade Communications [c]	20,000	84,000
UTStarcom [c]	23,700	79,869
Zhone Technologies [b,c]	1,120,000	212,800

		19,906,152

Total		187,239,875

Utilities – 0.2%
CH Energy Group	44,500	1,938,865
Southern Union	11,576	239,044

Total		2,177,909

Miscellaneous [e] – 4.3%
Total		39,589,048

TOTAL COMMON STOCKS
(Cost $955,949,723)		1,083,442,179

PREFERRED STOCKS – 0.3%
Duratex	130,000	1,537,128
Seneca Foods Conv. [c,d]	85,000	1,452,735

TOTAL PREFERRED STOCKS
(Cost $4,182,756)		2,989,863

REPURCHASE AGREEMENT – 4.4%
State Street Bank & Trust Company, 0.20% dated 9/30/08, due 10/1/08, maturity value $40,122,223 (collateralized by obligations of various U.S. Government Agencies, valued at $41,126,181) (Cost $40,122,000)		40,122,000

	PRINCIPAL
	AMOUNT
COLLATERAL RECEIVED FOR SECURITIES LOANED – 13.3%
Federal Home Loan Bank-Bonds
4.75% due 4/24/09	$4,368	4,459
U.S. Treasury Notes
1.875%-4.875%
due 5/15/09-7/15/13	626,785	633,312
Money Market Funds
State Street Navigator Securities Lending
Prime Portfolio (7 day yield-2.7654%)		121,732,487

TOTAL COLLATERAL RECEIVED FOR SECURITIES LOANED
(Cost $122,370,258)		122,370,258

TOTAL INVESTMENTS – 135.5%
(Cost $1,122,624,737)		1,248,924,300

LIABILITIES LESS CASH AND OTHER ASSETS – (11.6)%		(107,259,570)

PREFERRED STOCK – (23.9)%		(220,000,000)

NET ASSETS APPLICABLE TO COMMON STOCKHOLDERS – 100.0%		$921,664,730

[a]	At September 30, 2008, the Fund owned 5% or more of the Company’s outstanding voting securities thereby making the Company an Affiliated Company as that term is defined in the Investment Company Act of 1940.

The Fund effected the following transactions in shares of such companies during the period ended September 30, 2008:

	Shares	Market Value	Cost of	Cost of	Realized	Dividend	Shares	Market Value
Affiliated Company	12/31/07	12/31/07	Purchases	Sales	Gain (Loss)	Income	9/30/08	9/30/08

Delta Apparel	580,760	$4,152,434	$168,149	-	-	-	605,560	$5,056,426
Timberland Bancorp	469,200	5,714,856	-	-	-	$154,836	469,200	3,753,600

		$9,867,290			-	$154,836		$8,810,026

[b]	All or a portion of these securities were on loan at September 30, 2008. Total market value of loaned securities at September 30, 2008 was $121,461,275.
[c]	Non-income producing.
[d]	Securities for which market quotations are not readily available represent 0.2% of net assets. These securities have been valued at their fair value under procedures established by the Fund’s Board of Directors.
[e]	Includes securities first acquired in 2008 and less than 1% of net assets applicable to Common Stockholders.

TAX INFORMATION: The cost of total investments for Federal income tax purposes was $1,124,727,877. At September 30, 2008, net unrealized appreciation for all securities was $124,196,423, consisting of aggregate gross unrealized appreciation of $309,941,051 and aggregate gross unrealized depreciation of $185,744,628. The primary difference between book and tax basis cost is the timing of the recognition of losses on securities sold.

Valuation of Investments:
Investment transactions are accounted for on the trade date. Securities are valued as of the close of trading on the New York Stock Exchange (NYSE) (generally 4:00 p.m. Eastern time) on the valuation date. Securities that trade on an exchange, and securities traded on Nasdaq’s Electronic Bulletin Board, are valued at their last reported sales price or Nasdaq official closing price taken from the primary market in which each security trades or, if no sale is reported for such day, at their bid price. Other over-the-counter securities for which market quotations are readily available are valued at their highest bid price. Securities for which market quotations are not readily available are valued at their fair value under procedures established by the Board of Directors. In addition, if, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. The Fund uses an independent pricing service to provide fair value estimates for relevant non-U.S. equity securities on days when the U.S. market volatility exceeds a certain threshold. This pricing service uses proprietary correlations it has developed between the movement of prices of non-U.S. equity securities and indices of U.S.-traded securities, futures contracts and other indications to estimate the fair value of relevant non-U.S. securities. When fair value pricing is employed, the prices of securities used by the Fund may differ from quoted or published prices for the same security. Bonds and other fixed income securities may be valued by reference to other securities with comparable ratings, interest rates and maturities, using established independent pricing services. Investments in money market funds are valued at net asset value per share.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below:
      Level 1 – quoted prices in active markets for identical securities
      Level 2 – other significant observable inputs (including quoted prices for similar securities, foreign securities that may be fair valued and repurchase agreements)
      Level 3 – significant observable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2008:

Level 1	Level 2	Level 3	Total

$959,920,643	$287,534,822	$1,468,835	$1,248,924,300

Level 3 Reconciliation:
Change in unrealized appreciation
Balance as of 12/31/07	(depreciation)	Balance as of 9/30/08

$1,816,875	$(348,040)	$1,468,835

Repurchase Agreements:

The Fund may enter into repurchase agreements with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund restricts repurchase agreements to maturities of no more than seven days. Securities pledged as collateral for repurchase agreements, which are held until maturity of the repurchase agreements, are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). Repurchase agreements could involve certain risks in the event of default or insolvency of the counter-party, including possible delays or restrictions upon the ability of the Fund to dispose of its underlying securities.

Securities Lending:
The Fund loans securities to qualified institutional investors for the purpose of realizing additional income. Collateral on all securities loaned for the Fund is accepted in cash and cash equivalents and invested temporarily by the custodian. The collateral is equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day.

Other information regarding the Fund is available in the Fund’s most recent Prospectus and Report to Stockholders. This information is available through The Royce Funds (www.roycefunds.com) and on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2 - Controls and Procedures
(a)           The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report (as required by Rule 30a-3(b) under the Investment Company Act of 1940 (the “Act”)), that the Registrant’s disclosure controls and procedures (as defined by Rule 30a-3(c) under the Act) are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)           There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 - Exhibits

     Certifications pursuant to Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Royce Value Trust, Inc.
By:

/s/ Charles M. Royce
Charles M. Royce
President, Royce Value Trust, Inc.
Date: November 21, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:

/s/ Charles M. Royce
Charles M. Royce
President, Royce Value Trust, Inc.
Date: November 21, 2008

By:

/s/ John D. Diederich
John D. Diederich
Treasurer, Royce Value Trust, Inc.
Date: November 21, 2008